FINANCE LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCE LEASES
Schedule Of The Net Book Value Of The Finance Lease
Assets	June 30, 2022
Leased equipment under finance lease,	$108,622
less accumulated amortization	(102,645)
Net	$5,977
Liabilities	June 30, 2022
Obligations under finance lease (current)	$11,264
Obligations under finance lease (noncurrent)	1,708
Total	$12,972

Assets	December 31, 2021
Leased equipment under finance lease,	$108,622
less accumulated amortization	(98,602)
Net	$10,020
Liabilities	December 31, 2021
Obligations under finance lease (current)	$18,169
Obligations under finance lease (noncurrent)	2,414
Total	$20,583

Schedule Of Reconciliation Of Leases
Finance Leases
Leased asset balance	$5,977
Liability balance	12,972
Cash flow (operating)	-
Cash flow (financing)	-
Interest expense	$1,615

Finance Leases
Leased asset balance	$20,583
Liability balance	$20,583
Cash flow (operating)	$-
Cash flow (financing)	$-
Interest expense	$12,680

Schedule Of Future Minimum Lease Payments
Years ended December 31	Finance Leases
2022	9,866
2023	2,868
Thereafter	-
Total	12,734
Less: Imputed Interest	(599)
Total Liability	12,135

Years ended December 31	Finance Leases

2022	18,840
2023	3,041
Thereafter	-
Total	21,881
Less: Imputed Interest	(1,298)
Total Liability	20,583

Schedule Of Other Information Related To Leases
Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	0.76 years	16%

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	1.04 years	17%